DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
DISCONTINUED OPERATIONS [Text Block]
6.	DISCONTINUED OPERATIONS

In November 2017, the Company announced that it intended to dispose of its subsidiary which held the Karaburun project in Turkey (being the Company’s only project). The Company has relinquished the Karaburun project and discontinued its operations in Turkey effective at the end of 2017, and is currently evaluating new business opportunities.

As a result of the foregoing, the assets and liabilities related to the Karaburun project were re-classified as held for sale as at December 31, 2017 and the comparative period. For the year ended December 31, 2018, all assets and liabilities held for sale were disposed.

The operating results of the discontinued operations were as follows:

	For the year	For the year	For the year
	ended December	ended December	ended December
	31, 2018	31, 2017	31, 2016
Expenses
Field camp expenses	$-	$-	$25,654
Professional fees	-	2,149	2,494
General and administrative expenses	-	10,867	18,293
Impairments	173	295	-
Depreciation and amortization	-	24	10,408
Net operating loss	(173)	(13,335)	(56,849)
Other income	-	-	57,226
Foreign exchange (loss) gain	-	304	(465)
Net loss from discontinued operations	$(173)	$(13,031)	$(88)

The cash flows from discontinued operations were as follows:

	For the year ended
	December 31,	December 31,	December 31,
Cash Flows from discontinued operations	2018	2017	2016
Net loss from discontinued operations	$(173)	$(13,031)	$(88)
Add items not affecting cash:
Depreciation	-	24	10,408
Impairments	-	295	-
Change in non-cash working capital items
Prepaids and advances	3,704	7,567	2,550
Accounts payable	(5,358)	4,676	(2,899)
Cash (utilized in) / generated by operating activities - discontinued operations	(1,827)	(469)	9,970
Cash (outflows) inflows from discontinued operations	$(1,827)	$(469)	$9,970
Cash - discontinued operations	$-	$1,827	$15,978